Cash Flow Adjustments and Changes in Working Capital (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-cash adjustments
Depreciation, amortisation and impairment of non-current assets	£ 16,087	£ 14,186
Interest income	(797)	(20)
Interest expense	1,175	1,053
Foreign exchange loss / (gain)	1,993	(2,164)
Grant income	(1,319)	(60)
Research and development tax credit	(1,200)	(1,000)
Share-based compensation expense	15,909	20,916
Fair value movement on contingent consideration	(7,143)	0
Hyperinflation effect loss	5	7
Fair value movement of financial liabilities	286	217
Gain on disposal of non-current assets	(21)	(81)
Gain on right of use assets disposals	(1)	(84)
Total non-cash adjustments	24,974	32,970
Net changes in working capital
Increase in trade and other receivables	(6,580)	(24,909)
(Decrease) / Increase in trade and other payables	(1,055)	8,513
Total changes in working capital	£ (7,635)	£ (16,396)